Income Taxes - components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Current taxes	$ (95)	$ (384)	$ (867)
Deferred taxes	(4,798)	(98)	(55,238)
Resource property (expense) recovery	(6,074)	(1,137)	487
Provision for income taxes	$ (10,967)	$ (1,619)	$ (55,618)